FVM - Fair value hierarchy - Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	$ 291,452		$ 283,711
Financial assets at fair value not held for trading expected to be recovered or settled after 12 months		23,000		24,000
Financial assets measured at fair value through other comprehensive income expected to be recovered or settled after 12 months		6,000		7,000
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	30,591		28,943
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	3,466		2,839
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	3,661		3,530
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	698		689
Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	22,734		21,886
Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	120,880		125,723
Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	36,571		32,743
Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,960		2,722
Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	54,013		53,372
Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	25,468		35,041
Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,707		1,487
Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	37,233		38,420
Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	66,809		57,031
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	35,940		33,594
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	28,145		21,679
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	5,742		9,461
Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,022		2,450
Measured at fair value on a non-recurring basis | Other non-financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	26,176		24,986
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	25,791		24,406
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,820		2,423
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	40		126
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	404		551
Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	22,526		21,306
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	385		580
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	7		7
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	248		322
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	3		1
Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
Level 1 | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
Level 1 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
Level 1 | Measured at fair value on a non-recurring basis | Other non-financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	252,518		244,465
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	4,726		4,468
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	646		416
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	3,606		3,377
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	294		137
Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	149		537
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	118,498		122,933
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	36,434		32,511
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,448		2,203
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	53,705		52,964
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	24,171		33,669
Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,707		1,487
Level 2 | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	37,233		38,420
Level 2 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	56,943		46,074
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	35,119		32,569
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	28,145		21,679
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	5,742		9,461
Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,231		1,427
Level 2 | Measured at fair value on a non-recurring basis | Other non-financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	12,759		14,260
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	75		69
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	16		27
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	59		42
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,996		2,210
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	130		226
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	512		519
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Foreign exchange contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	60		86
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,293		1,371
Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
Level 3 | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
Level 3 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	9,866		10,957
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	822		1,025
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	791		1,023
Level 3 | Measured at fair value on a non-recurring basis | Other non-financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
UBS AG
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	291,452		283,717
Financial assets at fair value not held for trading expected to be recovered or settled after 12 months		23,000		24,000
Financial assets measured at fair value through other comprehensive income expected to be recovered or settled after 12 months		6,000		7,000
UBS AG | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	30,591		28,949
UBS AG | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	3,466		2,839
UBS AG | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	3,661		3,530
UBS AG | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	698		689
UBS AG | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	22,734		21,892
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	120,880		125,723
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,960		2,722
UBS AG | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,707		1,487
UBS AG | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	37,233	[2]	38,420
UBS AG | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	66,592		57,031
UBS AG | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	36,157		33,594
UBS AG | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	28,145		21,679
UBS AG | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	5,742		9,461
UBS AG | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,022		2,450
UBS AG | Measured at fair value on a non-recurring basis | Other non-financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
UBS AG | Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	26,176		24,992
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	25,791		24,413
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,820		2,423
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	40		126
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	404		551
UBS AG | Level 1 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	22,526		21,313
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	385		580
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	[2]	0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
UBS AG | Level 1 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
UBS AG | Level 1 | Measured at fair value on a non-recurring basis | Other non-financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
UBS AG | Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	252,518		244,465
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	4,726		4,468
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	646		416
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	3,606		3,377
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	294		137
UBS AG | Level 2 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	149		537
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	118,498		122,933
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	2,448		2,203
UBS AG | Level 2 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,707		1,487
UBS AG | Level 2 | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	37,233	[2]	38,420
UBS AG | Level 2 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	56,943		46,074
UBS AG | Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	35,119		32,569
UBS AG | Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	28,145		21,679
UBS AG | Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	5,742		9,461
UBS AG | Level 2 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,231		1,427
UBS AG | Level 2 | Measured at fair value on a non-recurring basis | Other non-financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
UBS AG | Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	12,759		14,260
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	75		69
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	16		27
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Financial liabilities at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	59		42
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,996		2,210
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	512		519
UBS AG | Level 3 | Measured at fair value on a recurring basis | Derivative financial instruments | Commodity contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Brokerage payables designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0	[2]	0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Debt issued designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	9,649		10,957
UBS AG | Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	1,039		1,025
UBS AG | Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Amounts due under unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	0		0
UBS AG | Level 3 | Measured at fair value on a recurring basis | Other financial liabilities designated at fair value | Over-the-counter debt instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	791		1,023
UBS AG | Level 3 | Measured at fair value on a non-recurring basis | Other non-financial liabilities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities, at fair value	[1]	$ 0		$ 0

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[2]	Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.